Summary of Significant Accounting Policies: Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Property, Plant and Equipment

(h)            Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of non-controlling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of non-controlling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities.